BUSINESS COMBINATIONS - Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
2021 business combinations
Net assets acquired
Cash and cash equivalents recognised as of acquisition date	$ 22.4
Net working capital, including cash acquired of $22.4 million and $4.6 million, respectively	23.3
Property and equipment	1,000.1
Intangible assets	716.9
Other long-term assets	0.5
Goodwill	1,011.5
Lease obligations	(44.6)
Other long-term liabilities	(14.7)
Assumption of landfill closure and post-closure obligations	(122.3)
Deferred income tax liabilities	(212.3)
Net assets acquired	2,358.4
Acquisition-date fair value of total consideration transferred [abstract]
Share consideration issued	36.3
Cash	2,322.1
Accrued contingent consideration	0.0
Consideration	$ 2,358.4
2020 business combinations
Net assets acquired
Cash and cash equivalents recognised as of acquisition date		$ 28.0
Net working capital, including cash acquired of $22.4 million and $4.6 million, respectively		(63.5)
Property and equipment		2,404.5
Intangible assets		696.3
Other long-term assets		0.5
Goodwill		1,470.6
Lease obligations		(23.4)
Other long-term liabilities		(28.3)
Assumption of landfill closure and post-closure obligations		(262.6)
Deferred income tax liabilities		(123.4)
Net assets acquired		4,070.7
Acquisition-date fair value of total consideration transferred [abstract]
Share consideration issued		78.4
Cash		3,969.2
Accrued contingent consideration		23.1
Consideration		$ 4,070.7